Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
R&D Collaboration
Related Party Transactions
Related party transaction, Total	€ 766	€ 2,021
Related party, Amounts outstanding at period-end		1,243
Consulting services
Related Party Transactions
Related party transaction, Total		60
Related party, Amounts outstanding at period-end		60
Board Remuneration
Related Party Transactions
Related party transaction, Total	529	343
Related party, Amounts outstanding at period-end	110	95
Cochlear | R&D Collaboration
Related Party Transactions
Related party transaction, Total	766	2,021
Cochlear | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Cochlear | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | Consulting services
Related Party Transactions
Related party transaction, Total	0	60
MINV SA | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	0
Donald Deyo | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Donald Deyo | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Donald Deyo | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	21
Robert Taub | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub | Board Remuneration
Related Party Transactions
Related party transaction, Total	129	76
Kevin Rakin | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	68	48
Pierre Gianello | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	65	42
Jan Janssen | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Jan Janssen | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Jan Janssen | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	12
Jurgen Hambrecht | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	58	46
Rita Mills | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	64	47
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	59	28
Raymond Cohen | Board Remuneration
Related Party Transactions
Related party transaction, Total		€ 23
Wildman Venturees LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 86